Income Tax Expense - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Deferred Tax Assets And Liabilities [line Items]
Cumulative tax losses	$ 126,743,409	$ 112,682,727